UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1.    Schedule of Investments. – The Schedule of Investments for the period ended July 31, 2005.

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (92%)
Consumer Discretionary (2%)
160,000	Compa S.A.	$87,745
150,000	Electroaparataj Bucuresti (b)	20,177
6,000	Oriflame Cosmetics SA	141,389
50,000	RABA Rt. (b)	183,332
1,000,000	Siretul SA	29,214

Consumer Staples (3%)
6,000	BIM Birlesik Magazalar A.S. (b)	130,346
300	Philip Morris CR As	228,878
25,000	Pyaterochka Holding-Regs GDR (b)	402,000

Energy (35%)
95,000	Dragon Oil Plc (b)	199,069
28,800	LUKOIL-USD	1,819,112
2,000	LUKOIL-EUR	83,528
11,000	MOL Magyar Olaj-es Gazipari Rt.	1,103,706
60,000	Nelson Resources Limited (b)	115,743
18,500	Oao Gazprom - Spon ADR	740,000
7,500	PetroKazakhstan Inc.	316,275
47,000	Polski Koncern Naftowy Orlen S.A.	759,015
7,500,000	Rompetrol Rafinare SA (b)	247,301
26,000	Sibneft - ADR	399,100
4,900,000	SNP Petrom SA	794,330
1,500	Surgutneftegaz	60,736
20,500	Surgutneftegaz - ADR	837,220

Financial (15%)
550,000	Asigurarea Romaneasca-Asirom (b)	73,983
775,611	Banca Comerciala Carpatica Sibia	133,758
600,000	Banca Transilvania (b)	179,009
9,500	Bank Pekao SA	431,045
4,000	Bank Zachodni WBK S.A.	137,313
25,000	Denizbank A.S. (b)	112,400
20,000	FHB Land Credit & Mortgage Bank Rt.	147,755
30,000	Finansbank AS	131,480
3,000	Komercni Banka As	399,670
26,000	OTP Bank Rt.	979,090
65,000	Romanian Development Bank	192,805
87,500	Turkiye Garanti Bankasi	231,875
30,000	Turkiye Is Bankasi	171,150

Healthcare (5%)
2,750	Gedeon Richter Rt.	436,032
20,000	Pliva d.d.	250,000
10,000	Zentiva NV	366,153

Industrial (4%)
30,000	Akcansa Cimento A.S.	138,280
5,000	Budimex SA (b)	63,134
591,300	Electroputere Craiova (b)	39,769
400,000	Impact SA	60,014
4,000	Neptun SA Campina (b)	25,523
20,000	Pannonplast Rt. (b)	169,458
1,400,000	Rulmentul Brasov S.A. (b)	62,774
81,111	Tofas Turk Otomobil Fabrikasi AS	130,548
35,000	Turbomechanica S.A.	109,251
15,000	Turk Sise ve Cam Fabrikalari AS	54,859

Materials (5%)
2,000,000	Amonil S.A.	38,216
10,000	BorsodChem Rt.	126,400
900,000	Carbid Fox S.A.	28,000
2,500	Grupa Kety SA	94,403
20,000	KGHM Polska Miedz S.A.	223,284
8,500	Mining and Metallurgical Company Norilsk Nickel	586,500

Technology (2%)
7,000	Prokom Software SA	229,851
50,000	Synergon Information Systems (b)	155,832

Telecommunications (14%)
9,000	Agora SA	189,403
17,500	AO VimpelCom - ADR (b)	671,650
95,000	Magyar Tavkozlesi Rt (Matav)	423,645
17,000	Mobile Telesystems - ADR	602,820
15,000	Rostelecom-Sponsored-ADR	185,250
125,000	Telekomunikacja Polska SA	854,478

Utilities (7%)
55,000	CEZ	1,160,725
12,000	Unified Energy System	377,400

Total Common Stocks		19,873,201
Investment Companies (8%)
1,664,360	Dreyfus Treasury Cash Management Fund	1,664,360

Total (Cost - $19,732,631) (a) (100%)		21,537,561

Other Assets, net of Liabilities (0%)		104,893

Net Assets (100%)		$21,642,454

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,097,809
Unrealized depreciation	(292,879)

Net unrealized appreciation	$1,804,930

(b)	Non-income producing security.

See notes to financial statements.

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (98%)
Consumer Discretionary (12%)
3,400	DaimlerChrysler AG	$165,367
1,700	Etam Developpement SA	54,820
3,200	OPAP	104,122
3,000	Oriflame Cosmetics SA	70,695
2,400	Philips Electronics NV	65,144
1,900	Rodriguez Group	108,074
6,000	SABMiller Plc	104,641
15,000	Sportingbet Plc (b)	97,805
3,600	Vivendi Universal	114,562

Consumer Staples (8%)
1,000	Christian Dior SA	81,709
80,000	Fjord Seafood ASA (b)	55,046
4,700	Gallaher Group PLC	67,227
1,300	Groupe Bourbon S.A	92,195
1,500	Nutreco Holding NV	64,864
900	Rational AG	99,287
1,500	Unilever NV	100,560
200	Wella AG - Preferred Stock	19,882

Energy (6%)
200	Areva	93,590
10,500	BG Group Plc	86,948
1,250	Compagnie Generale de Geophysique (b)	118,199
4,250	Fortum Oyj	77,645
300	Total Fina SA	75,284

Financial (11%)
1,200	Allianz AG	152,488
3,800	Alpha Bank A.E.	105,402
1,000	BNP Paribas SA	72,314
1,300	CBO Territoria (b)	4,570
3,400	Fortis	99,418
1,900	Grenkeleasing AG	93,747
4,700	HSBC Holdings Plc	76,229
3,900	IVG Immobillien AG	78,957
1,500	Royal Bank of Scotland Group Plc	44,650
31,000	SCOR	65,016

Healthcare (16%)
1,800	Altana AG	94,596
7,000	Arpida Ltd. (b)	92,127
2,200	AstraZeneca Plc	98,888
10,000	GlaxoSmithKline Plc	235,641
8,000	GPC Biotech AG (b)	87,964
1,800	Morphosys AG (b)	80,085
3,300	Novartis Ag	160,657
1,600	Roche Holding AG	217,657
2,000	Stada Arzneimittel AG	68,713

Industrial (14%)
1,500	Continental AG	116,381
5,300	Deutsche Post AG	131,459
1,225	Eiffage SA	112,494
1,200	Essilor International SA	87,213
4,400	Lanxess (b)	126,899
1,700	Masterflex AG	63,579
4,863	Neste Oil OYJ (b)	135,168
400	SIG Holding AG	93,020
2,940	Societe Industrielle D’Aviation Latecoere	129,379

Materials (1%)
1,868	Royal Dutch Shell PLC	59,270

Technology (9%)
2,800	Axalto Holding N.V. (b)	96,742
3,600	Cap Gemini (b)	120,803
10,500	Infineon Technologies AG (b)	103,488
25,000	PartyGaming Plc (b)	75,999
3,900	Tele Atlas NV (b)	73,520
2,700	Tomtom NV (b)	89,260
6,200	Web.DE AG (b)	68,398

Telecommunication (18%)
52,000	02 PLC	127,239
5,600	Deutsche Telekom AG	111,134
4,200	France Telecom	129,685
3,800	Germanos SA	63,112
5,300	Nokia Oyj	84,620
5,800	ProSieben Sat.1 Media AG	106,103
7,000	SES Global	109,810
5,616	Telefonica S.A. (b)	94,567
8,100	Telenor ASA	69,979
138,000	Vodafone Group Plc	355,253

Utilities (3%)
1,100	E.ON AG	101,883
2,100	RWE AG	140,683

Total Common Stocks		7,023,925
Investment Companies (1%)
80,365	Dreyfus Treasury Cash Management Fund	80,365

Total (Cost - $6,524,107) (a) (99%)		7,104,290

Other Assets, net of Liabilities (1%)		94,939

Net Assets (100%)		$7,199,229

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$640,853
Unrealized depreciation	(60,670)

Net unrealized appreciation	$580,183

(b)	Non-income producing security.

See notes to financial statements.

Notes to Schedules of Investments

1. Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The Funds are subject to an initial sales charge at the time of purchase up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financials statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the schedule of investments. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/29/05

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/29/05